Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000243703
Shareholder Report [Line Items]
Fund Name	China Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBCE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBCE-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
China Equity ETF	$40	0.74%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 6,193,609
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,193,609
Number of Portfolio Holdings	63
Portfolio Turnover Rate	69%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	21.4%
Financials	20.6%
Industrials	14.0%
Consumer Discretionary	10.7%
Consumer Staples	8.8%
Materials	8.3%
Health Care	5.5%
Utilities	3.0%
Energy	2.1%
Real Estate	2.0%
Communication Services	1.4%
Short-Term Investments	2.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

China Merchants Bank Co. Ltd. Class A	5.4%
Contemporary Amperex Technology Co. Ltd. Class A	3.4%
China Yangtze Power Co. Ltd. Class A	3.0%
Kweichow Moutai Co. Ltd. Class A	2.8%
BYD Co. Ltd. Class A	2.7%
Sieyuan Electric Co. Ltd. Class A	2.6%
Luxshare Precision Industry Co. Ltd. Class A	2.3%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.2%
BeiGene Ltd. Class A	2.1%
Satellite Chemical Co. Ltd. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000237927
Shareholder Report [Line Items]
Fund Name	Commodity Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcm-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Commodity Strategy ETF	$33	0.64%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 200,050,311
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$200,050,311
Number of Portfolio Holdings	174
Portfolio Turnover Rate	68%

Holdings [Text Block]

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Primary Aluminum	16.8%
Gold 100 Oz	16.2%
Zinc	13.8%
Brent Crude	7.1%
WTI Crude	6.2%
Natural Gas	5.8%
Copper	5.3%
Corn	4.7%
Silver	4.7%
Live Cattle	4.1%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Primary Aluminum	(12.7)%
Zinc	(11.7)%
Lead	(1.5)%
Nickel	(1.3)%

C000251139
Shareholder Report [Line Items]
Fund Name	Core Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbcr-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 273,324,959
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$273,324,959
Number of Portfolio Holdings	199
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	28.9%
Financials	16.2%
Consumer Discretionary	10.9%
Health Care	10.6%
Industrials	9.5%
Communication Services	8.7%
Consumer Staples	5.0%
Energy	3.4%
Materials	2.5%
Utilities	2.2%
Real Estate	1.2%
Exchange-Traded Funds	0.8%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Apple, Inc.	6.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. Class A	3.2%
Alphabet, Inc. Class C	1.9%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Aon PLC Class A	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000234392
Shareholder Report [Line Items]
Fund Name	Disrupters ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBDS-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Disrupters ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 23,462,870
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$23,462,870
Number of Portfolio Holdings	29
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	48.4%
Communication Services	12.5%
Consumer Discretionary	11.2%
Industrials	8.1%
Financials	8.0%
Health Care	6.0%
Utilities	3.9%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	10.4%
Spotify Technology SA	7.5%
Intuitive Surgical, Inc.	6.0%
Tradeweb Markets, Inc. Class A	5.3%
Amazon.com, Inc.	5.0%
DraftKings, Inc. Class A	4.6%
Nova Ltd.	4.2%
ServiceNow, Inc.	4.0%
Constellation Energy Corp.	3.9%
Reddit, Inc. Class A	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000255686
Shareholder Report [Line Items]
Fund Name	Growth ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of December 18, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBGX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBGX-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Growth ETF	$8	0.43%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.43%
AssetsNet	$ 10,284,638
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$10,284,638
Number of Portfolio Holdings	54
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	38.9%
Communication Services	16.2%
Consumer Discretionary	16.0%
Financials	9.4%
Health Care	6.7%
Industrials	5.0%
Consumer Staples	3.7%
Utilities	1.1%
Materials	0.6%
Energy	0.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Microsoft Corp.	10.2%
Amazon.com, Inc.	8.7%
Meta Platforms, Inc. Class A	6.3%
NVIDIA Corp.	6.3%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.7%
Broadcom, Inc.	4.2%
Netflix, Inc.	3.5%
Visa, Inc. Class A	2.8%
MasterCard, Inc. Class A	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000252374
Shareholder Report [Line Items]
Fund Name	Japan Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 11, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbjp-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Japan Equity ETF	$23	0.49%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.49%
AssetsNet	$ 20,093,868
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$20,093,868
Number of Portfolio Holdings	57
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	34.0%
Consumer Discretionary	22.5%
Financials	14.3%
Information Technology	9.7%
Health Care	4.6%
Real Estate	4.4%
Materials	3.1%
Communication Services	3.0%
Consumer Staples	2.5%
Short-Term Investments	1.9%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Tokio Marine Holdings, Inc.	4.8%
Toyota Industries Corp.	3.7%
Mitsubishi Logistics Corp.	3.6%
Sanwa Holdings Corp.	3.3%
Resorttrust, Inc.	3.1%
SCSK Corp.	3.0%
Tokyu Fudosan Holdings Corp.	3.0%
Sony Group Corp.	3.0%
Resona Holdings, Inc.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000234393
Shareholder Report [Line Items]
Fund Name	Next Generation Connected Consumer ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBCC-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBCC-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Next Generation Connected Consumer ETF	$29	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 7,215,829
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$7,215,829
Number of Portfolio Holdings	36
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Consumer Discretionary	44.1%
Communication Services	17.6%
Consumer Staples	15.0%
Financials	4.3%
Health Care	4.3%
Industrials	3.8%
Information Technology	3.2%
Short-Term Investments	7.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Spotify Technology SA	5.3%
Philip Morris International, Inc.	5.1%
Home Depot, Inc.	4.9%
DraftKings, Inc. Class A	4.7%
State Street Institutional U.S. Government Money Market Fund Premier Class	4.6%
T-Mobile U.S., Inc.	4.5%
EssilorLuxottica SA	4.3%
Carnival Corp.	4.2%
McDonald's Corp.	3.8%
Allstate Corp.	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000245650
Shareholder Report [Line Items]
Fund Name	Option Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/NBOS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/NBOS-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Option Strategy ETF	$28	0.55%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 469,578,581
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$469,578,581
Number of Portfolio Holdings	25
Portfolio Turnover Rate	54%

Holdings [Text Block]

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury Obligations	Value
1 to 3 years	52.9%
Less than 1 year	47.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $606, due 03/21/25	21.2%
SPDR S&P 500 ETF Trust $601, due 03/07/25	20.0%
SPDR S&P 500 ETF Trust $583, due 03/28/25	19.5%
SPDR S&P 500 ETF Trust $584, due 03/14/25	11.5%
SPDR S&P 500 ETF Trust $609, due 03/14/25	6.9%
SPDR S&P 500 ETF Trust $591, due 03/28/25	6.3%
SPDR S&P 500 ETF Trust $607, due 03/14/25	3.4%
SPDR S&P 500 ETF Trust $591, due 03/21/25	2.7%
SPDR S&P 500 ETF Trust $584, due 03/07/25	2.4%
SPDR S&P 500 ETF Trust $603, due 03/07/25	2.3%

C000248517
Shareholder Report [Line Items]
Fund Name	Small-Mid Cap ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbsm-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Small-Mid Cap ETF	$35	0.73%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 219,074,294
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$219,074,294
Number of Portfolio Holdings	55
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Industrials	33.7%
Information Technology	18.9%
Financials	11.8%
Health Care	7.7%
Consumer Discretionary	6.5%
Energy	4.9%
Materials	4.6%
Real Estate	3.4%
Consumer Staples	2.7%
Utilities	2.3%
Communication Services	1.9%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Valmont Industries, Inc.	3.1%
Chemed Corp.	2.8%
Ryan Specialty Holdings, Inc.	2.7%
Tyler Technologies, Inc.	2.6%
Watsco, Inc.	2.5%
ITT, Inc.	2.5%
AptarGroup, Inc.	2.4%
RBC Bearings, Inc.	2.4%
Fair Isaac Corp.	2.3%
Alliant Energy Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.